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                                                               HARTFORD LIFE



                                                               HOLLY M. SENA
                                                               Attorney




May 5, 1999



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Putnam Capital Manager Trust Separate Account - Putnam Capital Manager Variable Annuity File No. 33-17207

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 15, 1999.

If you have any additional questions, please feel free to contact me at
(860) 843-6380.

Sincerely yours,

/s/ Holly M. Sena

Holly M. Sena
Attorney

Enclosure